Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 11,357	$ 14,067	$ 13,382
Other comprehensive income (loss):
Unrealized holding losses on securities available for sale	4,919	3,677	(3,370)
Reclassification adjustment for gains on securities available for sale included in net earnings	(2,639)	(226)	(15)
Total other comprehensive loss, before income taxes	2,280	3,451	(3,385)
Income tax benefit related to other comprehensive loss:
Unrealized holding losses on securities available for sale	1,130	845	(774)
Reclassification adjustment for gains on securities available for sale included in net earnings	(606)	(52)	(4)
Total income tax benefit related to other comprehensive loss	524	793	(778)
Total other comprehensive loss, net of tax	1,756	2,658	(2,607)
Total comprehensive income	$ 13,113	$ 16,725	$ 10,775